7. Stockholders' Equity (Deficit) (Details) (Warrant [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Warrant [Member]
Number of Options Outstanding	394,465	394,465
Number of Options Exercised	0
Weighted Average Exercise Price Outstanding	$ 0.75
Outstanding options expiration date	8/2014